Income tax expense (Tables)	12 Months Ended
Dec. 31, 2019
Income tax expense
Summary of income tax expense

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
Current tax
PRC enterprise income tax	18,713	21,073	20,393
Deferred tax
Origination and reversal of temporary differences (Note 22)	547	(2,565)	(6,357)
Income tax expense	19,260	18,508	14,036

Summary of taxation on the Group's profit/(loss) before income tax differs from the theoretical amount that would arise using the taxation rate of PRC

	2017	2018	2019
	RMB’000	RMB’000	RMB’000
(Loss)/profit before income tax	(53,169)	(233,972)	152,364
Calculated at a taxation rate of 25%	(13,292)	(58,493)	38,091
Expenses not tax deductible	35,875	79,114	25,920
Income not subject to tax	—	(1,716)	(50,693)
Utilisation of previously unrecognised tax losses	—	(65)	—
Recognition of previously unrecognised temporary difference	—	—	384
Tax losses not recognised	366	—	2,369
Difference in overseas tax rates	(146)	(364)	(124)
Under‑provision in respect of prior years	—	32	—
Over‑provision in respect of prior years	(3,543)	—	(1,727)
Effect of preferential tax rates	—	—	(184)
Income tax expense	19,260	18,508	14,036